UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-265473-04
Central Index Key Number of the issuing entity: 0001991085

Ford Credit Auto Lease Trust 2023-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-265473
Central Index Key Number of the depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL for a $1,622,365,157.85 reference pool of leases and leased vehicles)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

FORD CREDIT AUTO LEASE TWO LLC
(Depositor)

Date: September 8, 2023

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer